EQUITY (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Nov. 01, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	May 01, 2017	Feb. 23, 2017
Sale of common stock, price per share		$ 2.00
Issuance of common stock for cash		$ 75,000	$ 195,055	$ 795,000	$ 1,125,101
Prepaid expense		$ 54,455		$ 124,455	$ 16,920
Preferred stock, par value		$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, authorized		5,000,000		5,000,000	5,000,000
Shares issued to Company's CEO, Share				375,000
Shares issued to Company's CEO, Amount				$ (2,386,864)
Fair value of shares issued to advisory board member, Amount		$ 51,000
Common stock, per share		$ 0.00001		$ 0.00001	$ 0.00001
Investor [Member]
Issuance of common stock for cash, Share		37,500
Issuance of common stock for cash		$ 75,000
Common stock, per share		$ 2.00
Common stock, shares unissued, shares		25,000
Private Placement [Member]
Common stock shares sold				397,500
Issuance of common stock for cash, Share				347,500
Sale of common stock, price per share				$ 2.00
Issuance of common stock for cash				$ 795,000
Consulting Services [Member]
Sale of common stock, price per share				$ 2.50
Shares Issued for services, Shares				20,000
Shares Issued for services, Amount				$ 50,000
CEO [Member]
Sale of common stock, price per share				$ 2.50
Shares issued to Company's CEO, Share				150,000
Shares issued to Company's CEO, Amount				$ 375,000
Advisory Board [Member]
Consulting agreement term		6 months
Fair value of shares issued to advisory board member, Shares		25,000
Fair value of shares issued to advisory board member, Amount		$ 51,000
mCig LLC [Member]
Aggregate common stock shares issued							350,000
Common stock, shares unissued, shares							150,000
Common stock, shares unissued, value							$ 426,000
Consulting Agreement [Member]
Consulting agreement term				3 years
Consulting Agreement [Member] | One Advisors [Member]
Common stock shares issue				20,000
Consulting Agreement [Member] | Advisors [Member]
Consulting agreement term				6 months
Common stock shares issue				94,510
Common stock value				$ 194,000
Prepaid expense				109,000
General and administrative expenses				85,000
Consulting Agreement [Member] | Two Advisors [Member]
Consulting fee	$ 50,000					$ 50,000
Consulting Agreement [Member] | Three Consultants [Member]
Common stock, shares unissued, shares		62,000
Common stock, shares unissued, value		$ 61,852
Common stock shares granted		99,500
Expense related to shares granted		$ 241,852
Financial Advisory Services Agreement [Member]
Recognized expense				9,778
General and administrative expenses				$ 97,778
Financial Advisory Services Agreement [Member] | Segment One [Member]
Sale of common stock, price per share	$ 2.25
Restricted common stock shares issue	40,000
Common stock shares issue				40,000
Common stock value				$ 88,000
Description of the condition for issuance of common stock under agreement				In accordance with the Agreement, if the Company’s average closing price of its stock falls below $2.25 (“threshold price per share”) on a split adjusted basis within a period of 90 days before and including May 4, 2018 and August 1, 2018, respectively, the Company will be required to issue an adjusted number of shares based on a set formula defined in the Agreement.
Financial Advisory Services Agreement [Member] | Segment Two [Member]
Sale of common stock, price per share	$ 2.25
Restricted common stock shares issue	22,222
Common stock shares issue				22,222
Common stock value				$ 44,000
Stock Repurchase Agreement [Member]
Cancelation of shares				5,400,000
Terms of stock repurchase agreement transfer shares description				Mr. Marley and Mr. Dalton transferred 5,400,000 shares, or approximately 40.4% of the then issued and outstanding common stock to the Company
Stock Repurchase Agreement [Member] | Mr. Marley [Member]
Common stock repurchased, Shares				3,150,000
Common stock repurchased, Value				$ 50,000
Stock Repurchase Agreement [Member] | Mr. Dalton [Member]
Common stock repurchased, Shares				2,250,000
Common stock repurchased, Value				$ 50,000
Asset Purchase Agreement [Member]
Issuance of common stock for cash, Share		50,000
Issuance of common stock for cash		$ 100,000
Asset Purchase Agreement [Member] | mCig LLC [Member]
Aggregate common stock shares issued							350,000